Employees - Summary of Movements in Irrecoverable Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,401	€ 2,569
Currency retranslations	72	186
Net defined benefit liability (asset)	2,970	2,401
United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,429	1,866
Currency retranslations	58	44
Net defined benefit liability (asset)	1,350	1,429
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,483	1,609
Currency retranslations	0	0
Net defined benefit liability (asset)	1,942	1,483
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(511)	(906)
Currency retranslations	14	142
Net defined benefit liability (asset)	(322)	(511)
Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(255)	(234)
Interest income	(7)	(7)
Change in irrecoverable surplus in excess of interest	(38)	(6)
Currency retranslations	5	(8)
Net defined benefit liability (asset)	(295)	(255)
Irrecoverable surplus | United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslations	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable surplus | The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslations	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable surplus | Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(255)	(234)
Interest income	(7)	(7)
Change in irrecoverable surplus in excess of interest	(38)	(6)
Currency retranslations	5	(8)
Net defined benefit liability (asset)	€ (295)	€ (255)